Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2014
Debt Denominated In Japanese Yen | 0.15% to 2.06% coupon bonds due 2014 to 2031
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.15%
Debt instrument, interest rate, stated percentage rate range, maximum	2.06%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2031
Debt Denominated In Japanese Yen | 0.42% floating rate bond due 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	0.42%
Debt instrument, maturity date range, end	2022
Debt Denominated In Japanese Yen | 0.96% (weighted average) loans due 2015 to 2029
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.96%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2029
Debt Denominated In Japanese Yen | 1.14% (weighted average) loans due 2014 to 2031
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.14%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2031
Debt Denominated In Japanese Yen | 0.34% (weighted average) floating rate loans due 2014 to 2025
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.34%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2025
Debt Denominated In Foreign Currencies | 0.89% to 2.15% U.S. dollar notes due 2016 to 2020
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.89%
Debt instrument, interest rate, stated percentage rate range, maximum	2.15%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2020
Debt Denominated In Foreign Currencies | 0.73%(weighted average) U.S. dollar loans due 2014 to 2019
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.73%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2019
Debt Denominated In Foreign Currencies | 0.66% (weighted average) U.S. dollar floating rate loans due 2014 to 2029
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.66%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2029
Debt Denominated In Foreign Currencies | 0.83% (weighted average) U.K. pound floating rate loans due 2014 to 2018
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.83%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2018
Debt Denominated In Foreign Currencies | 17.37% (weighted average) South African Rand loans due 2015 to 2018
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	17.37%
Debt instrument, maturity date range, start	2015
Debt instrument, maturity date range, end	2018
Debt Denominated In Foreign Currencies | Other loans due 2014 to 2024
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2024